Other noncurrent liabilities - Contingent consideration (Details) € in Thousands		12 Months Ended
	Jul. 25, 2017 EUR (€)	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Other non-current liabilities - contingent consideration
Fair value of contingent consideration		€ 0	€ 12,900
Number of product development routes | item		9
Non-current liabilities			7,311	€ 12,029
Current liabilities			5,547
Repayments resulting in reduction of contingent consideration	€ 5,000
Coretherapix
Other non-current liabilities - contingent consideration
Fair value of contingent consideration			€ 7,300
Fair value of contingent consideration upon acquisition date		€ 9,000
Number of product development routes | item		9
Annual discount rate (as a percent)		15.00%	15.00%	15.00%